Prepayments and Other Receivables, Net - Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 15,683
Current year provision, net of recovery	(1,204)	¥ 1,461	¥ (287)
Current year write-off	0	0	0
Balance at end of the year	1,132	15,683
Prepayments and Other Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	15,683	15,389	1,406
Current year provision, net of recovery	22,567	11,686	24,710
Current year write-off	(37,118)	(11,392)	(10,727)
Balance at end of the year	¥ 1,132	¥ 15,683	¥ 15,389